CALL OPTION ASSETS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 CNY (¥)	May 20, 2024 USD ($)	May 20, 2024 CNY (¥)	Mar. 26, 2024 USD ($)
Derivative [Line Items]
Call option assets	$ 2,171				¥ 15,843
Foreign exchange gain (loss)	$ (98)	¥ (713)	¥ (6,816)	¥ (6,293)
Exchange rate	7.2993				7.2993
Derivative asset
Derivative [Line Items]
Call option assets	$ 2,188				¥ 15,843	$ 731	¥ 5,207
Gain (loss) on fair value of derivative	1,457	¥ 10,636
Foreign exchange gain (loss)	2,171
Kuaijin
Derivative [Line Items]
Exercise Price valuation	$ 60,000
Option equity interest	36.00%				36.00%
Call option assets	$ 72					$ 222
Gain (loss) on fair value of derivative	$ (150)
Beijing Naonao
Derivative [Line Items]
Option equity interest	21.70%				21.70%
Call option assets	$ 2,116							$ 509
Gain (loss) on fair value of derivative	$ 1,607